Restricted Net Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Restricted Net Assets [Line Items]
Percentage of general reserve fund of registered capital	50.00%
Restricted net assets (in Dollars)	$ 161,416
Restricted net assets exceeded percentage	25.00%
PRC [Member]
Restricted Net Assets [Line Items]
Percentage of income after tax to reserve	10.00%